Annual Total Returns- SP 500 Pure Value Fund (Class H) [BarChart] - Class H - SP 500 Pure Value Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.49%)	22.19%	45.34%	10.86%	(9.54%)	17.38%	15.94%	(13.32%)	23.27%	(10.29%)